Segment and Geographic Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and Geographic Information

Note 11 – Segment and Geographic Information

Operating segments are identified as components of an enterprise about which separate discreet financial information is available for evaluation by the chief operating officer, or chief executive officer, in making decisions on how to allocate resources and assess performance.

The Company is operated and managed geographically, and management evaluates performance and allocates the Company’s resources on a geographic basis. Operating segments’ measure of profitability is based on loss from operations. The accounting policies for the reportable operating segments are the same as for the Company taken as a whole. The Company has three reportable operating segments: North America (including its subsidiaries in United States and Canada), Latin America (including subsidiaries in Mexico and Ecuador) and Asia (including its subsidiaries in Malaysia, Taiwan and Indonesia).

Information about operating segments is as follows:

	Year Ended December 31,
	2022	2021
Geographic Net Sales:
Americas	$1,547,056	$1,866,154
Latin America	2,501,416	1,668,252
Asia	510,927	786,839
Total Net Sales	$4,559,399	$4,321,245

Cost of Goods Sold:
Americas	$279,246	$304,615
Latin America	723,544	443,191
Asia	161,228	275,354
Total Cost of Goods Sold:	$1,164,018	$1,023,160

Operating Expenses:
Americas	$6,057,305	$3,748,307
Latin America	1,823,365	2,059,381
Asia	538,091	700,668
Total Operating Expenses	$8,418,761	$6,508,356

Loss from operations:
Americas	$(4,789,494)	$(2,186,768)
Latin America	(45,493)	(834,320)
Asia	(188,393)	(189,183)
Total Loss from Operations	$(5,023,380)	$(3,210,271)

Total Assets by Geographic Location
Americas	$3,986,976	$5,211,878
Latin America	198,609	284,788
Asia	81,356	223,456
Total Assets	$4,266,941	$5,720,122